Summary of Annuity Contracts with Guarantees Invested in General and Separate Accounts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
GMDB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value		$ 2,735	$ 2,702
Net separate account value		58,839	55,963
Net amount at risk	[1]	$ 631	$ 1,341
Average age	[2]	69 years	68 years
GMDB [Member] | Return of net deposits [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value		$ 922	$ 885
Net separate account value		27,459	24,452
Net amount at risk	[1]	$ 76	$ 208
Average age	[2]	66 years	66 years
GMDB [Member] | Minimum return or anniversary contract value [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value		$ 1,813	$ 1,817
Net separate account value		31,380	31,511
Net amount at risk	[1]	$ 555	$ 1,133
Average age	[2]	71 years	70 years
GLWB [Member]
Summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts
Net general account value		$ 149	$ 141
Net separate account value		34,974	32,187
Net amount at risk	[1]	$ 166	$ 142
Average age	[2]	67 years	67 years

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders at the respective date.